Related Party Transactions (Details) - USD ($)			1 Months Ended						3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 07, 2022	Dec. 28, 2021	Sep. 22, 2023	Aug. 22, 2023	Jun. 22, 2023	May 22, 2023	Apr. 22, 2022	Apr. 19, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 07, 2024	Nov. 29, 2023	Aug. 21, 2023	Aug. 18, 2023	Jul. 21, 2023	Jul. 18, 2023	Jun. 20, 2023	May 19, 2023	May 17, 2023	Apr. 21, 2023	Apr. 19, 2023	Feb. 05, 2023	Jan. 26, 2023	Jan. 20, 2023
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)									3,218,499	3,218,499		3,218,499	3,218,499
Common stock, shares outstanding (in Shares)									3,218,499	3,218,499		3,218,499	3,218,499
Outstanding balance													$ 250,000
Deposited									$ 1,000,000	$ 1,000,000		1,000,000				$ 120,000		$ 120,000		$ 120,000	$ 120,000	$ 120,000	$ 120,000	$ 120,000			$ 1,150,000
Trust account																											575,000
Cover working capital			$ 80,000	$ 40,000	$ 80,000
Promissory notes to related party												1,660,000	0
Working capital loans										0	$ 0
Administrative expenses								$ 10,000	30,000	$ 60,000		120,000	80,000
Fees paid												120,000	80,000
Accrued administrative support expenses																										$ 80,000
Initial public offering filings fee												29,359	$ 18,050
Periodic compliance filings fee												1,000
Insider shares percentgae										50.00%
Working capital						$ 80,000
Price per share (in Dollars per share)														$ 10										$ 10.29
Paid to sponsor										$ 170,000
Accrued expenses									10,000	10,000		120,000
Incurred amoount									2,850	2,850
Initial Stockholders [Member]
Related Party Transactions [Line Items]
Ownership percentage		20.00%
Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate amount																									$ 250,000		575,000
Notes payable									$ 2,177,000	$ 2,177,000
Convertible Notes [Member]
Related Party Transactions [Line Items]
Notes payable												$ 1,660,000
Business combination [Member]
Related Party Transactions [Line Items]
Business combination, Share Price (in Dollars per share)									$ 12.5	$ 12.5		$ 12.5
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination remaining percentage									50.00%	50.00%		50.00%
Stockholders [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		2,875,000
Aggregated consideration		$ 25,000
Price per share (in Dollars per share)		$ 0.0087
Shares forfeiture (in Shares)		375,000
Convertible Notes Payable 1 [Member]
Related Party Transactions [Line Items]
Convertible note									$ 517,000	$ 517,000
Convertible Notes Payable 2 [Member]
Related Party Transactions [Line Items]
Convertible note									$ 0	0
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Incurred amoount										$ 1,000
Sponsor [Member]
Related Party Transactions [Line Items]
Surrendered shares (in Shares)	1,150,000
Common stock, shares issued (in Shares)	1,150,000
Deposited																	$ 120,000		$ 120,000	60,000			120,000
Cover working capital						$ 80,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate amount		$ 500,000												$ 540,000	$ 35,000		$ 200,000		$ 160,000	$ 40,000		$ 200,000	$ 200,000		$ 250,000		$ 575,000
Insider Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)									3,218,499	3,218,499		3,218,499
Common stock, shares outstanding (in Shares)									3,218,499	3,218,499		3,218,499
IPO [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)							10,000,000
Aggregated consideration							$ 100,000,000
Outstanding balance							$ 250,000